Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities	$ (117,461)	$ (140,361)
Recognized in net earnings in the year	(11,335)	22,798
Other	(36)	102
Net deferred tax liabilities	(128,832)	(117,461)
Deferred tax assets (Note 27)	55,953	57,850
Deferred tax liabilities	(184,785)	(175,311)
Net deferred tax liabilities	$ (128,832)	$ (117,461)